Shareholders' equity - Additional Information (Detail)		9 Months Ended
	Feb. 09, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 £ / shares shares	Feb. 09, 2023 £ / shares shares	Feb. 09, 2023 $ / shares shares	Jun. 30, 2022 £ / shares shares
Class of Stock [Line Items]
Common stock shares authorized			98,998,131			98,998,131
Cash dividends | $		$ 0
Common stock shares issued			93,781,478	3,699,910	3,699,910	74,760,432
Common stock par or stated value per share | £ / shares			£ 0.0025	£ 0.90		£ 0.0025
Gross Cash Proceeds | $	$ 20,300,000
American Depository Shares
Class of Stock [Line Items]
Common stock shares issued				7,511,525	7,511,525
Common stock par or stated value per share | $ / shares					$ 2.17